PARENT ONLY FINANCIAL INFORMATION (Condensed Balance Sheets) (Details) (USD $)	Dec. 31, 2014	Apr. 03, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 16, 2008	Dec. 15, 2008
Current assets:
Time deposits	$ 106,834,876
Prepaid expenses and other current assets	8,730,124		3,497,332
Total current assets	183,464,626		46,184,022
Other non-current assets	2,314,293		2,105,832
Total assets	217,954,174		73,672,919
Current liabilities:
Accrued expenses and other current liabilities	8,439,410		6,617,558
Other non-current liabilities	1,637,756		243,555
Total liabilities	35,066,942		25,578,223
Commitments and contingencies
Mezzanine equity:
Mezzanine equity			111,378,780
Shareholders' equity (deficit):
Ordinary shares	52,445		12,226
Additional paid-in capital	135,886,427
Accumulated other comprehensive income	1,701,598		1,634,920
Retained earnings (accumulated deficit)	45,246,762		(64,931,230)
Total shareholders' equity (deficit)	182,887,232		(63,284,084)	(34,966,849)	(18,171,606)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	217,954,174		73,672,919
Ordinary shares
Ordinary shares, par value	$ 0.001					$ 0.001
Authorized	1,000,000,000					90,000,000	9,000,000
Issued	52,445,782					13,580,000	1,358,000
Outstanding	52,445,782	50,657,389				13,580,000	1,358,000
Series A [Member]
Mezzanine equity:
Mezzanine equity			419,776
Series B [Member]
Mezzanine equity:
Mezzanine equity			15,747,869
Series C [Member]
Mezzanine equity:
Mezzanine equity			95,211,135
Class A [Member]
Shareholders' equity (deficit):
Ordinary shares	23,712
Ordinary shares
Ordinary shares, par value	$ 0.001
Authorized	860,000,000
Issued	23,712,758
Outstanding	23,712,758	16,800,000
Class B [Member]
Shareholders' equity (deficit):
Ordinary shares	28,733		12,226
Ordinary shares
Ordinary shares, par value	$ 0.001		$ 0.001
Authorized	40,000,000		40,000,000
Issued	28,733,024		12,226,558
Outstanding	28,733,024	33,857,389	12,226,558
Parent Company [Member]
Current assets:
Cash	1,296,102		52,878	133,167	14,997,154
Time deposits	92,182,582
Prepaid expenses and other current assets	2,256,709		1,537
Total current assets	95,735,393		54,415
Investments and loans to subsidiaries	88,854,260		47,963,562
Other non-current assets			76,719
Total assets	184,589,653		48,094,696
Current liabilities:
Accrued expenses and other current liabilities	449,351
Other non-current liabilities	1,253,070
Total liabilities	1,702,421
Commitments and contingencies
Mezzanine equity:
Mezzanine equity			111,378,780
Shareholders' equity (deficit):
Ordinary shares	52,445		12,226
Additional paid-in capital	135,886,427
Accumulated other comprehensive income	1,701,598		1,634,920
Retained earnings (accumulated deficit)	45,246,762		(64,931,230)
Total shareholders' equity (deficit)	182,887,232		(63,284,084)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	184,589,653		48,094,696
Parent Company [Member] | Series A [Member]
Mezzanine equity:
Mezzanine equity			419,776
Parent Company [Member] | Series B [Member]
Mezzanine equity:
Mezzanine equity			15,747,869
Parent Company [Member] | Series C [Member]
Mezzanine equity:
Mezzanine equity			95,211,135
Parent Company [Member] | Class A [Member]
Shareholders' equity (deficit):
Ordinary shares	23,712
Ordinary shares
Ordinary shares, par value	$ 0.001		$ 0.001
Authorized	860,000,000		860,000,000
Issued	23,712,758
Outstanding	22,212,758
Parent Company [Member] | Class B [Member]
Shareholders' equity (deficit):
Ordinary shares	$ 28,733		$ 12,226
Ordinary shares
Ordinary shares, par value	$ 0.001		$ 0.001
Authorized	40,000,000		40,000,000
Issued	28,733,024		12,226,558
Outstanding	28,733,024		12,226,558